Stockholders' Equity and Noncontrolling Interests (Tables)	9 Months Ended
Sep. 30, 2014
Equity [Abstract]
Summary of Changes In Common Shares Issued

The Company’s authorized capital stock includes 600,000,000 shares of common stock, $0.01 par value per share. The following is a summary of the changes in our common shares issued for the nine months ended September 30, 2014:

Balance January 1, 2014	—
Shares of common stock issued in connection with restructuring transactions (Note 1)	171,000,000
Shares of common stock issued sold in initial public offering (Note 1)	21,500,000
Restricted common shares issued (Note 11)	1,068,422
Restricted common shares forfeited	(9,211)

Balance September 30, 2014	193,559,211